ORGANIZATION AND BASIS OF PRESENTATION. (Details Narrative) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Number shares		Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 15, 2016	Dec. 31, 2015 USD ($)
Number of ethanol plants | Number					9
Ethanol production capacity per year			605 million gallons per year		605 million gallons of annual production capacity, of which plant assets representing 355 million gallons of capacity are either unencumbered, or their entire sales proceeds would be used to repay the senior secured notes. The Company has engaged an independent third party to help facilitate the marketing of certain of these assets; and in excess of $20 million of equity available under the Company’s shelf registration statement, including under its at-the-market equity program.
Ethanol market capacity per year			Markets nearly 1.0 billion gallons of ethanol		Markets nearly 1.0 billion gallons of ethanol
Other products produced per year			Produces over 3.0 million tons of co-products		Produces over 3.0 million tons of co-products
Accounts receivable used as collateral	$ 61,743		$ 61,743		$ 54,820		$ 64,501
Allowance for doubtful accounts	39		39		12		19
Bad debt expense	0	$ 1	27	$ 44	45		5	$ 306
Benefit for income taxes				$ 563	(562)		(321)	(981)
Accounts receivable	69,297		69,297		$ 67,636	[1]	80,344
Employees covered by collective bargaining agreement					35.00%
Net inventory valuation adjustment	$ 0		$ 0		$ 2,328		2,678
Amortization of deferred financing costs					900		503	$ 137
Unamortized deferred financing costs					$ 1,377		$ 1,925
Potentially dilutive shares from convertible securities outstanding | shares	635,000	425,000	635,000	635,000	635,000		719,000	704,000
Cash	$ 18,921	$ 56,093	$ 18,921	$ 56,093	$ 26,627	[1]	$ 49,489	$ 64,259		$ 51,550
Bad debts recovery	0	$ 1
Ethanol production plant assest			355 million gallons
Customer A and B [Member]
Accounts receivable					$ 13,405		$ 17,792
Concentration risk percentage					20.00%		24.00%
ACEC [Member]
Noncontrolling interest owned					26.07%		26.07%
Pacific Aurora [Member]
Ownership interest					73.93%		73.93%		100.00%
Pacific Aurora [Member] | ACEC [Member]
Ownership interest					26.07%		26.07%
Kinergy Marketing LLC [Member]
Cash	18,900		$ 18,900
Line of credit	$ 2,200		$ 2,200		$ 10,200

[1]	Amounts derived from the audited consolidated financial statements for the year ended December 31, 2018.